Note 4 - Advances for Vessels Acquisitions Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Balance	$ 25,098
Additions	48,681
Transferred to Vessels	(65,062)
Balance	$ 8,717